Organization (Tables)	12 Months Ended
Dec. 31, 2020
Organization
Schedule of subsidiaries, VIE and primary subsidiaries of VIE

			Percentage
			of legal
			ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries
Weidai HK Limited	February 5, 2018	Hong Kong	100%	Investment holding
Weidai Co., Ltd.	March 15, 2018	PRC	100%	Investment holding
Rymo Technology Industry Limited	September 22, 2009	Hong Kong	100%	Investment holding
Weidai Singapore PTE. LTD.	February 28, 2019	Singapore	100%	Online finance marketplace business
QianTang (Philippines) Lending Inc.	May 31, 2019	Philippines	100%	Online finance marketplace business
Zhejiang Qunshuo Electronics Co., Ltd.	August 7, 2014	PRC	100%	Internet Technology
Youxian Weirui Technology Co., Ltd.	June 17, 2019	PRC	100%	Internet Technology
Shanghai Zaohui Finance Lease Co., Ltd.	December 18, 2015	PRC	100%	Asset Management
Hangzhou Weian Finance Lease Co., Ltd.	October 21, 2016	PRC	100%	Asset Management

VIEs
Weidai (Hangzhou) Financial Information Service Ltd.	December 25, 2014	PRC	Nil	Online finance marketplace business

Yuntuo Group Co., Ltd.	January 15, 2019	PRC	Nil	Online finance marketplace business

Percentage
of legal
ownership
	Date of	Place of	by the
Entity	incorporation	incorporation	Company	Principal activities
Subsidiaries of the VIEs
Qianwei (Hangzhou) Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Ruituo (Hangzhou) Internet Financial Information Services Co., Ltd.	July 30, 2015	PRC	Nil	Asset Management
Yiwu Weirui Internet Technology Co., Ltd.	September 29, 2015	PRC	Nil	Asset Management
Hangzhou Yiqitou Investment Advisory Co., Ltd.	October 28, 2016	PRC	Nil	Consulting
Liangche (Hangzhou) Internet Technology Co., Ltd.	February 21, 2017	PRC	Nil	Internet Technology
Hangzhou Yaowei Technology Co., Ltd.	January 24, 2018	PRC	Nil	Technology development and service
Hangzhou Jiujiu Financial Information Services Co., Ltd.	August 25, 2015	PRC	Nil	Finance information service
Hangzhou Hengting Information Consultancy Co., Ltd.	December 11, 2019	PRC	Nil	Information Consulting
Shanghai Tingji Technology Co., Ltd.	September 24, 2019	PRC	Nil	Internet Technology
Haikou Chengfan Technology Co., Ltd.	September 25, 2019	PRC	Nil	Internet Technology
Beihai Hongri Technology Co., Ltd.	August 30, 2019	PRC	Nil	Internet Technology
Beijing Jiyun Technology Co., Ltd.	July 2, 2019	PRC	Nil	Internet Technology
Fuzhou Weidai Online Microcredit Co., Ltd.	June 23, 2017	PRC	Nil	Micro-loan business
Harbin Yuntuo Business Management Co., Ltd.	September 17, 2020	PRC	Nil	Business Management
Bazhou Qianfeng Business Management Co., Ltd.	September 2, 2020	PRC	Nil	Business Management
Youxian Qianfeng Business Management Co., Ltd.	May 22, 2019	PRC	Nil	Business Management
Hangzhou Yaohong Technology Co., Ltd.	April 7, 2016	PRC	Nil	Internet Technology

Schedule of consolidated balance sheets related variable interest entities

	As of December 31,
	2019	2020
	RMB	RMB	US$
Current assets:
Cash and cash equivalents	539,491	124,906	19,143
Restricted cash	1,140,819	195,940	30,029
Loans and advances, net	1,517,876	732,016	112,186
Prepaid expenses and other assets	438,842	291,725	44,709
Deposits	—	206,076	31,583
Amounts due from related parties	49,815	198,272	30,387
Total current assets	3,686,843	1,748,935	268,037
Non-current assets:
Long-term investments	13,333	13,333	2,043
Loans and advances, net	49,643	—	—
Prepaid expenses and other assets	23,429	17,252	2,644
Property, equipment and software, net	58,638	32,281	4,947
Goodwill	3,067	—	—
Deferred tax assets	675,089	403,852	61,893
Total non-current assets	823,199	466,718	71,527
Total assets	4,510,042	2,215,653	339,564

Current liabilities:
Payable to institutional funding partners and online investors	289,026	43,480	6,664
Current account with online investors and borrowers	1,275,210	254,175	38,954
Income tax payable	228,573	242,638	37,186
Accrued expenses and other liabilities	383,365	340,014	52,109
Amounts due to related parties	628,414	829,159	127,074
Contract liabilities	271,741	163,057	24,990
Total current liabilities	3,076,329	1,872,523	286,977
Non-current liabilities:
Payable to institutional funding partners and online investors	51,444	—	—
Contract liabilities	198,282	19,237	2,948
Deferred revenue	—	—	—
Total non-current liabilities	249,726	19,237	2,948
Total liabilities	3,326,055	1,891,760	289,925

Schedule of consolidated statements of comprehensive income related variable interest entities

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	3,917,701	2,709,562	1,426,605	218,637
Net income/(loss)	231,872	27,298	(625,353)	(95,840)

Schedule of consolidated statements of cash flows related variable interest entities

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	1,204,835	2,242,135	(1,086,522)	(166,517)
Net cash (used in)/provided by investing activities	(9,916)	(913,760)	24,048	3,686
Net used in financing activities	(998,814)	(1,114,926)	(296,990)	(45,516)